Income Tax Expense - Additional Information (Detail) - TWD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of income tax expense [Line Items]
Taxable temporary differences not recognized as deferred tax liabilities	$ 1,396,988	$ 1,392,934